Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (4,858)	$ (4,241)	$ (2,012)
Other comprehensive (loss) income before reclassifications	(454)	(787)	(2,358)
Amounts reclassified from OCI	108	148	120
Total other comprehensive income (loss), net of tax	(346)	(639)	(2,238)
Less: Amounts attributable to noncontrolling interests	(17)	(22)	(9)
Balance at the end of the period	(5,187)	(4,858)	(4,241)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(3,135)	(2,102)	(431)
Other comprehensive (loss) income before reclassifications	(474)	(1,058)	(1,680)
Total other comprehensive income (loss), net of tax	(474)	(1,058)	(1,680)
Less: Amounts attributable to noncontrolling interests	(17)	(25)	(9)
Balance at the end of the period	(3,592)	(3,135)	(2,102)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	7	13	7
Other comprehensive (loss) income before reclassifications		(7)	(9)
Amounts reclassified from OCI		1	15
Total other comprehensive income (loss), net of tax		(6)	6
Balance at the end of the period	7	7	13
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(1,719)	(2,131)	(1,610)
Other comprehensive (loss) income before reclassifications	4	298	(617)
Amounts reclassified from OCI	114	117	96
Total other comprehensive income (loss), net of tax	118	415	(521)
Less: Amounts attributable to noncontrolling interests		3
Balance at the end of the period	(1,601)	(1,719)	(2,131)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(11)	(21)	22
Other comprehensive (loss) income before reclassifications	16	(20)	(52)
Amounts reclassified from OCI	(6)	30	9
Total other comprehensive income (loss), net of tax	10	10	(43)
Balance at the end of the period	$ (1)	$ (11)	$ (21)